SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Accounts receivable	$ (1,058)		$ (684)	$ 546
Inventory	(629)		(494)	453
Prepayments and other	(192)		9	53
Accounts payable and other	(212)		27	284
Changes in non-cash working capital, net	$ (2,091)	[1]	$ (1,142)	$ 1,336

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.